UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
           --------------------------------------
Address:   405 Lexington Avenue
           --------------------------------------
           58th Floor
           --------------------------------------
           New York, New York 10174
           --------------------------------------


Form 13F File Number: 028-14282
                     -----------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Carl Casler
        --------------------------------------
Title:  Chief Financial Officer
        --------------------------------------
Phone:  212-543-3610
        --------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carl Casler                     New York, New York                 8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $      571,718
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCED MICRO DEVICES INC   COM              007903107    2,332   333,689 SH       SOLE                  333,689
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0    2,556 2,000,000 PRN      SOLE                2,000,000
AMKOR TECHNOLOGY INC         COM              031652100    2,446   396,485 SH       SOLE                  396,485
BEAZER HOMES USA INC         COM              07556Q105      988   291,411 SH       SOLE                  291,411
BOYD GAMING CORP             COM              103304101    9,613 1,104,951 SH       SOLE                1,104,951
CHEVRON CORP NEW             COM              166764100    8,276    80,470 SH       SOLE                   80,470
CHINA HYDROELECTRIC CORP     SPONSORED ADR    16949D101      149    36,570 SH       SOLE                   36,570
CHINA HYDROELECTRIC CORPORAT *W EXP 01/25/201 G2112E145       20   121,900 SH       SOLE                  121,900
CISCO SYS INC                COM              17275R102   19,680 1,260,743 SH       SOLE                1,260,743
CLEARWATER PAPER CORP        COM              18538R103    7,669   112,323 SH       SOLE                  112,323
CLOROX CO DEL                COM              189054109   50,580   750,000 SH  CALL SOLE                  750,000
COMMERCIAL METALS CO         COM              201723103    1,211    84,397 SH       SOLE                   84,397
COMMUNITY HEALTH SYS INC NEW COM              203668108    8,565   333,537 SH       SOLE                  333,537
COMPUTER SCIENCES CORP       COM              205363104   32,266   850,000 SH  CALL SOLE                  850,000
COMPUTER SCIENCES CORP       COM              205363104    2,278    60,000 SH       SOLE                   60,000
CONAGRA FOODS INC            COM              205887102   56,782 2,200,000 SH  CALL SOLE                2,200,000
CORE MARK HOLDING CO INC     COM              218681104    2,498    69,968 SH       SOLE                   69,968
CORNING INC                  COM              219350105   17,308   953,590 SH       SOLE                  953,590
COTT CORP QUE                COM              22163N106    5,487   652,460 SH       SOLE                  652,460
DEVELOPERS DIVERSIFIED RLTY  NOTE 1.750%11/1  251591AX1    2,633 2,500,000 PRN      SOLE                2,500,000
EARTHLINK INC                FRNT 3.250%11/1  270321AA0    2,589 2,500,000 PRN      SOLE                2,500,000
EASTMAN KODAK CO             COM              277461109    8,974 2,506,800 SH  CALL SOLE                2,506,800
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN   29273R109    2,748    56,240 SH       SOLE                   56,240
FELCOR LODGING TR INC        COM              31430F101      542   101,666 SH       SOLE                  101,666
FERRO CORP                   COM              315405100    4,463   332,077 SH       SOLE                  332,077
FIRST INDUSTRIAL REALTY TRUS COM              32054K103    3,431   299,616 SH       SOLE                  299,616
FORD MTR CO DEL              COM PAR $0.01    345370860   42,599 3,089,100 SH  PUT  SOLE                3,089,100
GANNETT INC                  COM              364730101    5,651   394,614 SH       SOLE                  394,614
GENERAL MTRS CO              COM              37045V100   28,262   930,880 SH       SOLE                  930,880
GOODRICH CORP                COM              382388106    8,505    89,055 SH       SOLE                   89,055
GOODYEAR TIRE & RUBR CO      PFD CONV         382550309    6,074   109,200 SH       SOLE                  109,200
GRACE W R & CO DEL NEW       COM              38388F108   11,123   243,770 SH       SOLE                  243,770
HARBIN ELECTRIC INC          COM              41145W109    2,631   174,000 SH  CALL SOLE                  174,000
HARBIN ELECTRIC INC          COM              41145W109    3,931   260,000 SH  PUT  SOLE                  260,000
HARRIS CORP DEL              COM              413875105   10,427   231,400 SH       SOLE                  231,400
HASBRO INC                   COM              418056107   17,572   400,000 SH  CALL SOLE                  400,000
HASBRO INC                   COM              418056107    4,423   100,675 SH       SOLE                  100,675
HEALTHCARE RLTY TR           COM              421946104      957    46,404 SH       SOLE                   46,404
ISHARES TR                   DJ US REAL EST   464287739   16,709   277,100 SH  PUT  SOLE                  277,100
ISHARES TR                   FTSE CHINA25 IDX 464287184   21,475   500,000 SH  PUT  SOLE                  500,000
ISHARES TR                   FTSE CHINA25 IDX 464287184   13,254   308,600 SH       SOLE                  308,600
L-3 COMMUNICATIONS HLDGS INC COM              502424104    1,889    21,602 SH       SOLE                   21,602
LAM RESEARCH CORP            COM              512807108    5,243   118,400 SH       SOLE                  118,400
LEXMARK INTL NEW             CL A             529771107    3,066   104,795 SH       SOLE                  104,795
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7    5,309 4,500,000 PRN      SOLE                4,500,000
MATTEL INC                   COM              577081102   13,745   500,000 SH  CALL SOLE                  500,000
MBIA INC                     COM              55262C100      275    31,600 SH  PUT  SOLE                   31,600
MCCLATCHY CO                 CL A             579489105    6,365 2,265,091 SH       SOLE                2,265,091
MGM RESORTS INTERNATIONAL    COM              552953101    6,605   500,000 SH  PUT  SOLE                  500,000
MICROSOFT CORP               COM              594918104   10,798   415,300 SH  CALL SOLE                  415,300
MICROSOFT CORP               COM              594918104   13,546   520,992 SH       SOLE                  520,992
OFFICE DEPOT INC             COM              676220106    3,003   711,706 SH       SOLE                  711,706
OSHKOSH CORP                 COM              688239201    5,718   197,579 SH       SOLE                  197,579
PHH CORP                     NOTE 4.000% 4/1  693320AH6    5,579 5,000,000 PRN      SOLE                5,000,000
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN   726503105    2,917    45,585 SH       SOLE                   45,585
PMI GROUP INC                COM              69344M101    6,979 6,522,477 SH       SOLE                6,522,477
RADIAN GROUP INC             COM              750236101    6,432 1,520,481 SH       SOLE                1,520,481
RADIOSHACK CORP              COM              750438103    5,299   398,102 SH       SOLE                  398,102
RITE AID CORP                COM              767754104    1,783 1,340,625 SH       SOLE                1,340,625
SONOCO PRODS CO              COM              835495102    5,035   141,671 SH       SOLE                  141,671
SYNOVUS FINL CORP            COM              87161C105    2,473 1,188,875 SH       SOLE                1,188,875
USEC INC                     NOTE 3.000%10/0  90333EAC2    1,813 2,500,000 PRN      SOLE                2,500,000
USEC INC                     COM              90333E108      167    50,000 SH  CALL SOLE                   50,000
USEC INC                     COM              90333E108    1,121   335,700 SH  PUT  SOLE                  335,700
WENDYS ARBYS GROUP INC       COM              950587105    6,881 1,357,204 SH       SOLE                1,357,204




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